Segment and Geographic Information (Profit or Loss and Assets for Reportable Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 2,928,630	$ 3,052,740	$ 3,651,065
Total Adjusted EBITDA	238,445	230,171	251,674
Depreciation and amortization	(92,969)	(110,715)	(116,811)
Gains from sale or insurance recovery of property and equipment	57,244	12,308	3,379
Write-offs and related contingencies of property and equipment	(5,776)	(6,038)	(7,111)
Impairment of long-lived assets	(7,697)	(12,343)	(50,886)
Impairment of goodwill	(5,045)	(679)	(2,029)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	0	(210)	(2,503)
Reorganization and optimization plan expenses	(5,341)	(18,346)	(4,707)
ADBV Long-Term Incentive Plan incremental compensation from modification	(281)	(741)	(149)
Operating income	178,580	93,407	70,857
Net interest expense	(66,880)	(64,407)	(72,750)
Loss from derivative instruments	(3,065)	(2,894)	(685)
Foreign currency exchange results	32,354	(54,032)	(74,117)
Other non-operating (expenses) income, net	(2,360)	(627)	146
Income tax expense	(59,641)	(22,816)	(32,479)
Less: Net income attributable to non-controlling interests	(178)	(264)	(305)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	78,810	(51,633)	(109,333)
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Total revenues	2,928,630	3,052,740	3,651,065
Total Adjusted EBITDA	298,740	308,303	317,321
Depreciation and amortization	(107,561)	(124,920)	(137,957)
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Total revenues	1,333,237	1,361,989	1,816,046
Total Adjusted EBITDA	168,076	174,102	220,711
Depreciation and amortization	(43,733)	(48,849)	(60,261)
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total revenues	409,671	398,144	594,220
Total Adjusted EBITDA	18,049	2,059	(11,284)
Depreciation and amortization	(27,376)	(30,998)	(29,142)
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	363,965	367,364	385,114
Total Adjusted EBITDA	36,288	31,424	25,035
Depreciation and amortization	(21,975)	(25,733)	(28,565)
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	821,757	925,243	855,685
Total Adjusted EBITDA	76,327	100,718	82,859
Depreciation and amortization	(14,477)	(19,340)	(19,989)
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	(60,295)	(78,132)	(65,647)
Depreciation and amortization	$ (5,478)	$ (8,068)	$ (8,202)